STOCKHOLDERS DEFICIT (Details) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
STOCKHOLDERS' DEFICIT:
Issuance of common stock to investors	6,636,540
Issuance of common stock for warrants exercised	5,127,923
Issuance of common stock for payment of Series D preferred dividends	64,979	109,039	148,653
Issuance of common stock for payment of Series E preferred dividends	179,858
Issuance of common stock for payment of series F Preferred dividends	162,436
Issuance of common stock for payment of Series F-2 preferred dividends	114,304
Issuance of common stock for payment of interest	241,914
Issuance of common stock for Series F one-time 15% dividend	255,401
Issuance of common stock for Series F-2 one-time 15% dividend	368,505
Conversion of Series D Preferred stock to common stock	975,000
Conversion of Series E preferred stock to common stock	3,390,000
Conversion of Series F Preferred shares into common stock	1,420,000	40,000
Conversion of Series F-2 Preferred stock to common stock	10,808,000
Issued during the nine months ended September 30, 2022	29,744,860	535,301	9,818,813
Share issued	29,744,860	535,301	9,818,813
Outstanding	43,418,443	13,673,583	13,673,583	3,319,469
Conversion of debt into common shares - exchange agreements			7,957,013
Conversion of debt into common shares			175,000
Shares issued for manufacturing agreements			12,147
Shares issued for payment of Series E dividends		288,262
Shares issued for payment of finder fee		98,000
Shares issued to investors			1,526,000